OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
OTHER CURRENT ASSETS
Schedule of other current assets

in € thousand	12/31/2023	12/31/2022
Advance payments on inventories	1,317	2,635
Restricted cash	89	1,049
Prepaid expenses	3,667	730
Contract assets	—	401
Total other current non-financial assets	5,073	4,815